Share-Based Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Future awards shares under approved incentive compensation plans	784,254
Share-based compensation maximum option term (in years)	10 years
Contributions made by the company to 401(k) plan	$ 1.7	$ 1.5	$ 1.3
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award
Unearned share-based compensation associated with awards	$ 2.7
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	5 years 1 month 6 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Unearned share-based compensation associated with awards	$ 19.5	$ 19.8
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	2 years 8 months 12 days
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	3 years
Phantom Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	5 years
Phantom Stock Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	7 years